SUMMARY OF NET INCOME PER SHARE, BASIC AND DILUTED (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net (loss) income per share attributable to ordinary shareholders of the Company
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company from continuing operations	$ 20,256	¥ 141,644	¥ 144,364	¥ 116,768
Denominator for basic calculation - weighted average ordinary shares outstanding	203,997,871	203,997,871	204,787,786	206,387,105
Dilutive effect of share options	6,922,622	6,922,622	1,903,131	1,280,658
Denominator for diluted calculation	210,920,493	210,920,493	206,690,917	207,667,763
Basic net income per ordinary share from continuing operations | (per share)	$ 0.10	¥ 0.69	¥ 0.70	¥ 0.57
Diluted net income per ordinary share from continuing operations | (per share)	$ 0.10	¥ 0.67	¥ 0.70	¥ 0.56